Expense Example - PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND	May 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 484
Expense Example, with Redemption, 3 Years	663
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	1,417
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,710
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 739